Document and Entity Information	Jun. 16, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001713952
Document Type	8-K
Document Period End Date	Jun. 16, 2021
Entity Registrant Name	VIVINT SMART HOME, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38246
Entity Tax Identification Number	98-1380306
Entity Address, Address Line One	4931 North 300 West
Entity Address, City or Town	Provo
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84604
City Area Code	(801)
Local Phone Number	377-9111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	VVNT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false